Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available for Sale Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Realized gains	$ 23	$ 158	$ 11
Realized losses		(99)	(7)
Net realized gains (losses)	23	59	4
Income tax (benefit) on net realized gains (losses)	$ 9	$ 23	$ 2